LEASES (Schedule of Maturities of Lease Liabilities) (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Leases [Abstract]
The remainder of 2021	$ 2,370
2022	4,318
2023	3,624
2024	2,648
2025	2,520
2026 and thereafter	12,338
Total operating lease payments	27,818
Less: imputed interest	4,676
Present value of lease liability	$ 23,142